Summary of Significant Accounting Policies	6 Months Ended
Apr. 30, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant accounting estimates required to be made by management include, but are not limited to revenue recognition, the allowance for credit losses of accounts receivable, useful lives and assessment for impairment of long-lived assets, fair value of the convertible notes and warrants well as share-based compensation. Actual results could differ from those estimates.

Accounts Receivable

Accounts receivable is recognized and carried at original invoiced amount less an estimated allowance for credit losses. Most accounts receivable is collected within one month. On November 1, 2022, the Group adopted ASU 2016-13, “Financial Instruments — Credit Losses (Accounting Standards Codification (“ASC” Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The adoption of this guidance did not have a material impact on the Group’s consolidated financial statements. The Group’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. No allowance was recorded as of April 30, 2024 and October 31, 2023, respectively.

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, prepayments and other current assets, accounts payables, balances with related parties, and other current liabilities, approximate their fair values because of the short-term maturity of these instruments. The carrying amounts of long-term loans approximate fair values as the related interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

The following tables represent the fair value hierarchy of the Group’s financial assets and liabilities measured at fair value on a recurring basis as of April 30, 2024 and October 31, 2023:

	As of April 30, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Contingent consideration – earn-out liability(i)	$-	$-	$-	$-
Convertible notes (ii)	-	-	1,573,735	1,573,735
Total	$-	$-	$1,573,735	$1,573,735

As of October 31, 2023
Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Contingent consideration – earn-out liability (i)	$-	$-	$-	$-
Total	$-	$-	$-	$-

(i) Contingent consideration – earn-out liability

Pursuant to the Merger Agreement, eligible shareholders of Caravelle may receive up to 35,000,000 ordinary shares of the Group (the “Earnout Shares”) if the Group’s consolidated revenue exceed certain targets. Upon the closing of the SPAC Transaction, the Group recorded the fair value of the contingent consideration, which is resulted from earn-out liability and classified as level 3 in the fair value hierarchy. The Group records the changes in fair value in earnings. Since the Group determined that the probabilities of achieving the revenue earnout targets were nil, the Group estimated the fair value of the Earnout liability of $nil as of December 16, 2022 (upon the closing of the SPAC Transaction), October 31, 2023 and April 30, 2024.

(ii) Convertible notes

The Group elected the fair value option to account for its convertible notes (excluding freestanding warrants if applicable, refers to Note 8 for detail information). The Group engaged an independent valuation firm to perform the valuation. The fair value of the convertible notes is calculated using the binomial tree model. The convertible notes are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Group’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of the convertible loans include time to maturity, risk-free interest rate, straight debt discount rate, probability to convert and expected timing of conversion.

As the inputs used in developing the fair value for level 3 instruments are unobservable, and require significant management estimate, a change in these inputs could result in a significant change in the fair value measurement.

The following is a reconciliation of the beginning and ending balances for all convertible notes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2024:

April 30,
2024

Opening balance	$-
Issuance of convertible notes	1,332,000
Change in fair value of convertible notes	320,218
Cash repaid	(70,015)
Ordinary shares issued for convertible notes	(8,468)
Total	$1,573,735

Revenue recognition

The Group is an international operator of comprehensive ocean transportation service. On November 1, 2019, the Group has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 using the modified retrospective approach. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group primarily derives its freight revenue from voyage contracts and provides vessel service.

In accordance with ASC 606, the Group evaluates whether our businesses themselves promise to transfer services to the customer (as the principal) or to arrange for services to be provided by another party (as the agent) using a control model. Based on the evaluation of the control model, the Group determined that the Group is the principal to the transaction for voyage contracts and the related revenue from voyage contracts is recognized on a gross basis based on the transfer of control to the customer. The Group’s vessel service contracts engage in certain transactions wherein the Group act as an agent of ship owners. Revenue from these transactions is recorded on a net basis. Net revenue includes billings to customers less third-party charges, including transportation or handling costs, fees, commissions and taxes and duties.

Revenue from voyage contracts

Under a voyage contract, the Group is engaged to provide the transportation of cargo between specific ports in return for ocean freight payment of an agreed upon freight per ton of cargo. The Group’s voyage contracts generally do not contain cancelable provisions. A voyage was deemed to commence when a vessel was available for loading and was deemed to end upon the completion of the discharge of the current cargo. For the voyage contracts, the customer simultaneously receives and consumes the benefits provided by the Group performance over the voyage period because of the continuous service to the customer. Customers receive the benefit of our services as the goods are transported from one location to another. If the Group was unable to complete delivery to the final location, another entity would not need to reperform the transportation service already performed. As control transfers over time, the Group recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged based on the relative transit time completed in each reporting period. For the unfinished voyages, the Group estimates the percentage of completion based on voyage days completed and total estimated voyage days. Estimated losses on voyages are provided for in full at the time such losses become evident. Voyage expense and other ocean transportation operating costs are charged to operating costs as incurred.

Revenue from vessel services

The Group contracts with various customers to carry out vessel services for vessels as agents for and on behalf of ship owners. These services include lease of vessels on behalf of the ship owners and commercial management. As the operator of the vessels, the Group undertakes to use its best endeavors to provide the agreed vessel services as agents for and on behalf of the ship owners and to protect and promote the interest of the ship owners in all matters relating to the provision of services. Most of the vessel service agreements span within one year and are typically billed on a monthly basis. The Vessel service revenue is recorded on a net basis. Net revenue includes billings to customers, net of voyage operating expenses incurred. The Group transfers control of the service to the customer and satisfies its performance obligation over the term of the contract, and therefore recognized revenue over the term of the contract.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment. The balances of accounts receivable were $4,033,994 and $983,784 as of April 30, 2024 and October 31, 2023, respectively. Contract liabilities are reflected as advance from customers on the consolidated balance sheet. Contract liabilities relate to payments received in advance of completion of performance obligations under a contract. Contract liabilities are recognized as revenue upon the fulfillment of performance obligations. As of April 30, 2024 and October 31, 2023, the advances from customer amounted to $3,379,862 and $3,463,413, respectively. The Group expected to recognize the entire contract liabilities as of April 30, 2024 as revenue in the next 12 months.

For the six months ended April 30, 2024 and 2023, the disaggregation of revenue is as follows:

	For the Six Months Ended
	April 30, 2024	April 30, 2023
		(Restated)
Ocean freight revenue	$33,211,799	$49,330,293
Vessel service revenue	1,643,746	215,118
Total	$34,855,545	$49,545,411

Government Subsidies

The Group received government subsidies according to related policy from local government. The Group receives government subsidies that the Singaporean government has not specified its purpose for and are not tied to future trends or performance of the Group. Receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The unspecific purpose subsidies are recognized as other income (expenses), net upon receipt as further performance by the Group is not required. For the six months ended April 30, 2024 and 2023, the government subsidies amounted to $459 and $16,793, respectively.

Income taxes

The Group accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred for the six months ended April 30, 2024 and 2023. All of the tax returns of the Company’s subsidiaries in Singapore remain subject to examination by the tax authorities for four years from the date of filing.

Loss per Share

Loss per ordinary share is calculated in accordance with ASC 260, Earnings per Share. Basic earnings (loss) per ordinary share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the exercise of outstanding share options and vesting of restricted share units by using the treasury stock method and ordinary shares issuable upon the conversion of convertible instruments using the if-converted method. Potential ordinary shares are not included in the denominator of the diluted net (loss)/earnings per share calculation when inclusion of such shares would be anti-dilutive. For the six months ended April 30, 2024 and 2023, there were no dilutive shares.

Concentrations of risks

a.	Significant customers

For the six months ended April 30, 2024, no customer accounted for more than 10% of the Group’s total revenues. For the six months ended April 30, 2023, one customer accounted for or approximately 18% of the Group’s total revenues. As of April 30, 2024, two customers accounted for approximately 30% and 10% of the Group’s accounts receivable, respectively. As of October 31, 2023, three customers accounted for approximately 23%, 17% and 10% of the Group’s accounts receivable, respectively.

b.	Significant suppliers

For the six months ended April 30, 2024, one related-party supplier accounted for approximately 22% of the Group’s total purchases. For the six months ended April 30, 2023, one related-party supplier accounted for approximately 27% of the Group’s total purchases and one third-party supplier accounted for approximately 10% of the Group’s total purchases. As of April 30, 2024, one third-party supplier accounted for approximately 99% of the Group’s total accounts payable. As of October 31, 2023, two suppliers accounted for approximately 50% and 46% of the Group’s total accounts payable, respectively.

c.	Cash and cash equivalents

The Group maintains cash and cash equivalents with various financial institutions in Singapore and management believes these financial institutions are high credit quality. As of April 30, 2024 and October 31, 2023, the aggregate amount of cash and cash equivalents of $3,366,025 and $2,219,973, respectively, was held at major financial institutions in Singapore, where there is a Singapore Dollar 100,000 (or $73,009) deposit insurance limit for a legal entity’s aggregated balance at each bank.

Recent Accounting Pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In October 2021, the FASB issued ASU No. 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Group beginning November 1, 2024, and are applied prospectively to business combinations that occur after the effective date. The Group does not expect the adoption of ASU 2021-04 will have a material effect on the consolidated financial statements.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2024, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is also permitted. This ASU will result in additional required disclosures when adopted, where applicable.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures.

In March 2024, the FASB issued ASU 2024-01, “Compensation - Stock Compensation (Topic 718) - Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”), which intends to improve clarity and operability without changing the existing guidance. ASU 2024-01 provides an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. Entities can apply the guidance either retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Group is currently evaluating the potential impact of adopting this guidance on its financial statements.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of operations and comprehensive income (loss) and statements of cash flows.